Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 167,228	£ 175,239
Collateral value, stock	167,191	175,182
Loan-to-value, stage 3	1,778	2,016
Collateral value, stage 3	1,767	2,005
Loan-to-value, new business	14,918	12,164
Collateral value, new business	14,918	12,164
Collateral against loans in negative equity	244	389
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	173	244
Loan-to-value, stage 3	79	109
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	77,280	79,949
Loan-to-value, stage 3	886	1,110
Loan-to-value, new business	3,407	2,616
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	34	31
Loan-to-value, stage 3	13	12
>50-60%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	33,564	33,402
Loan-to-value, stage 3	319	348
Loan-to-value, new business	2,394	1,604
>50-60% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	21	24
Loan-to-value, stage 3	8	10
>60-70%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	29,447	31,261
Loan-to-value, stage 3	256	248
Loan-to-value, new business	2,311	1,977
>60-70% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	27	40
Loan-to-value, stage 3	10	16
>70-80%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	17,200	18,847
Loan-to-value, stage 3	151	139
Loan-to-value, new business	3,458	2,736
>70-80% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	27	50
Loan-to-value, stage 3	12	20
>80-90%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	8,003	8,917
Loan-to-value, stage 3	72	67
Loan-to-value, new business	2,445	2,318
>80-90% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	19	35
Loan-to-value, stage 3	8	15
>90-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	1,453	2,418
Loan-to-value, stage 3	38	39
Loan-to-value, new business	888	900
>90-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	12	20
Loan-to-value, stage 3	8	11
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	281	445
Loan-to-value, stage 3	56	65
Loan-to-value, new business	15	13
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	33	44
Loan-to-value, stage 3	£ 20	£ 25
Average LTV - Balance weighted
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	51.00%	51.00%
Percentage of loan to value, stage 3	51.00%	49.00%
Percentage of loan to value, new business	64.00%	66.00%